Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
C000002849
Account Value [Line Items]
Line Graph and Table Measure Name	Gabelli Capital Asset Fund - Single Share Class
S&P 500 Index
Account Value [Line Items]
Account Value	$ 10,000	$ 34,257	$ 27,402	$ 21,697	$ 26,496	$ 20,586	$ 17,386	$ 13,223	$ 13,828	$ 11,351	$ 10,138
Russell 3000 Index
Account Value [Line Items]
Account Value	$ 10,000	$ 32,607	$ 26,336	$ 20,908	$ 25,880	$ 20,595	$ 17,036	$ 13,003	$ 13,722	$ 11,328	$ 10,048